10-K Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 1,200	$ 1,400	$ 1,300
Remaining unrecognized compensation expense	$ 1,700
Remaining unrecognized compensation expense, weighted average amortization period (in years)	1 year 6 months
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period (in years)	3 years
Granted (in shares)	23,197
Weighted average grant-date fair value (in dollars per share)	$ 27.54
Performance Share Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period (in years)	3 years
Granted (in shares)	34,946,000
Weighted average grant-date fair value (in dollars per share)	$ 31.99
Fair value of shares vested	$ 932	$ 1,700	$ 1,300
Performance Share Awards | Market Condition
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant-date fair value (in dollars per share)	$ 36.25	$ 37.96	$ 40.75
Historical volatility rate	50.00%
Implied volatility rate	50.00%
Performance Share Awards | Performance Conditions
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant-date fair value (in dollars per share)	$ 27.73	$ 27.35	$ 31.63
Performance Share Awards | Minimum | Market Condition
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percent of target grant of shares	0.00%
Performance Share Awards | Minimum | Performance Conditions
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percent of target grant of shares	0.00%
Performance Share Awards | Maximum | Market Condition
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percent of target grant of shares	200.00%
Performance Share Awards | Maximum | Performance Conditions
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percent of target grant of shares	200.00%